SUMMARY OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Building and building improvements	$ 8,976,878	$ 8,976,878
Computer software	1,020,396	875,925	734,510
Furniture and fixtures	237,046	237,045	230,685
Computer equipment	223,424	223,424	197,419
Leasehold improvements and other	351,878	263,208	106,877
Total property and equipment	10,809,622	10,576,480	1,269,491
Impairment of property and equipment		(100,165)
Accumulated depreciation and amortization	(1,255,045)	(891,174)	(381,541)
Property and equipment, net	$ 9,554,577	$ 9,585,141	$ 887,950